Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments (Note 10)	$ 111,946	$ 117,776
Short-term investments, cost	20,419	36,826
Short-term investments, accumulated unrealized holding gains	$ 91,527	$ 80,950